UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Offshore Management LLC
Address: 450 Park Avenue, 8th Floor
         New York, NY  10022

13F File Number:  28-10332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     February 13, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $93,293 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCEPCS                     COM              00790K109     3542    67092 SH       SOLE                    67092        0        0
AETHER SYS INC                 NOTE  6.000% 3/2 00808VAA3     5422  5477261 PRN      SOLE                        0        0  5477261
ATLANTIC COAST AIRLINES HLDG   COM              048396105      476    48070 SH       SOLE                    48070        0        0
BAY VIEW CAP CORP DEL          COM              07262L101     1640   766301 SH       SOLE                   766301        0        0
BOISE CASCADE CORP             COM              097383103     3644   110897 SH       SOLE                   110897        0        0
CKE RESTAURANTS INC            NOTE  4.250% 3/1 12561EAB1      691   689558 PRN      SOLE                        0        0   689558
CONCORD EFS INC                COM              206197105     4222   284492 SH       SOLE                   284492        0        0
COSINE COMMUNICATIONS INC      COM NEW          221222607      230    31194 SH       SOLE                    31194        0        0
FLEETBOSTON FINL CORP          COM              339030108    12179   279007 SH       SOLE                   279007        0        0
FRIENDLY ICE CREAM CORP NEW    COM              358497105      437    45307 SH       SOLE                    45307        0        0
GRACE W R & CO DEL NEW         COM              38388F108      423   164476 SH       SOLE                   164476        0        0
GUCCI GROUP N V                COM NY REG       401566104    11933   139481 SH       SOLE                   139481        0        0
HANCOCK JOHN FINL SVCS INC     COM              41014S106      245     6534 SH       SOLE                     6534        0        0
HERCULES INC                   COM              427056106     3523   288804 SH       SOLE                   288804        0        0
HOLLY CORP                     COM PAR $0.01    435758305     3139   114129 SH       SOLE                   114129        0        0
INTERGRAPH CORP                COM              458683109     1050    43860 SH       SOLE                    43860        0        0
KNIGHTSBRIDGE TANKERS LTD      ORD              G5299G106      549    43862 SH       SOLE                    43862        0        0
MERISTAR HOSPITALITY CORP      COM              58984Y103      213    32671 SH       SOLE                    32671        0        0
MILACRON INC                   COM              598709103      363    87120 SH       SOLE                    87120        0        0
NORTHWEST AIRLS CORP           CL A             667280101      550    43561 SH       SOLE                    43561        0        0
PEGASUS COMMUNICATIONS CORP    CL A NEW         705904605      504    17950 SH       SOLE                    17950        0        0
PEOPLESOFT INC                 COM              712713106     5466   239732 SH       SOLE                   239732        0        0
PREMIERE TECHNOLOGIES INC      NOTE  5.750% 7/0 74058FAC6     1137  1127982 PRN      SOLE                        0        0  1127982
SAFEGUARD SCIENTIFICS INC      NOTE  5.000% 6/1 786449AE8    11364 12089265 PRN      SOLE                        0        0 12089265
SICOR INC                      COM              825846108     5036   185131 SH       SOLE                   185131        0        0
TENNECO AUTOMOTIVE INC         COM              880349105      248    37075 SH       SOLE                    37075        0        0
TIME WARNER INC                COM              887317105     1965   109201 SH       SOLE                   109201        0        0
TOWER AUTOMOTIVE INC           NOTE  5.000% 8/0 891707AE1     2155  2193000 PRN      SOLE                        0        0  2193000
U S G CORP                     COM NEW          903293405     2350   141802 SH       SOLE                   141802        0        0
ZIMMER HLDGS INC               COM              98956P102     8597   120684 SH       SOLE                   120684        0        0